                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21238
                                   ---------

                        PIMCO Corporate Opportunity Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: November 30
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

ANNUAL REPORT
11.30.04

PIMCO CORPORATE OPPORTUNITY FUND

[PTY LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                                       1
Performance & Statistics                                                     2
Schedule of Investments                                                   3-10
Statement of Assets and Liabilities                                         11
Statement of Operations                                                     12
Statement of Changes in Net Assets                                          13
Notes to Financial Statements                                            14-21
Financial Highlights                                                        22
Report of Independent Registered Public Accounting Firm                     23
Dividend Reinvestment Plan                                                  24
Tax Information, Other Information, Annual Shareholder Meeting Results      25
Board of Trustees                                                           26
Privacy Policy, Proxy Voting Policies & Procedures                          27

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE OPPORTUNITY FUND LETTER TO SHAREHOLDERS

                                                                January 14, 2005

Dear Shareholder:

We are pleased to provide you with the annual report of the PIMCO Corporate Opportunity Fund (the "Fund") for the year ended November 30, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC the Fund's investment manager and Pacific Investment Management Company LLC, the Fund's sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Robert E. Connor                          /s/ Brian S. Shlissel

Robert E. Connor                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE OPPORTUNITY FUND PERFORMANCE & STATISTICS
November 30, 2004 (unaudited)

   SYMBOL:                              PRIMARY INVESTMENTS:                 INCEPTION DATE:
   PTY                                  U.S. dollar-denominated              December 27, 2002
                                        corporate debt obligations
   OBJECTIVE:                           of varying maturities                TOTAL NET ASSETS(1):
   Seeks maximum total return           and other corporate                  $1,658.2 billion
   through a combination of             income-producing
   current income and capital           securities.                          PORTFOLIO MANAGERS:
   appreciation.                                                             David Hinman
                                                                             Mark Kiesel

TOTAL RETURN(2):                                                MARKET PRICE    NAV
--------------------------------------------------------------------------------------
Six Months ended 11/30/04                                       12.42%          10.59%
1 Year ended 11/30/04                                           13.29%          12.30%
Commencement of Operations (12/27/02) to 11/30/04               18.52%          21.62%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/27/02) to 11/30/04

[CHART]

                       AT NAV    AT MARKET PRICE
12/27/2002            $ 14.30        $ 15.01
1/3/2003              $ 14.35        $ 15.04
1/10/2003             $ 14.70        $ 15.30
1/17/2003             $ 14.62        $ 15.34
1/24/2003             $ 14.59        $ 15.19
1/31/2003             $ 14.63        $ 15.29
2/7/2003              $ 14.63        $ 15.40
2/14/2003             $ 14.49        $ 15.62
2/21/2003             $ 14.51        $ 15.44
2/28/2003             $ 14.59        $ 15.44
3/7/2003              $ 14.78        $ 15.72
3/14/2003             $ 14.75        $ 15.61
3/21/2003             $ 14.64        $ 15.37
3/28/2003             $ 14.94        $ 15.49
4/4/2003              $ 15.26        $ 15.80
4/11/2003             $ 15.23        $ 15.56
4/18/2003             $ 15.56        $ 15.84
4/25/2003             $ 16.00        $ 15.84
5/2/2003              $ 16.47        $ 16.36
5/9/2003              $ 16.57        $ 16.50
5/16/2003             $ 16.50        $ 16.43
5/23/2003             $ 16.61        $ 16.50
5/30/2003             $ 16.59        $ 16.61
6/6/2003              $ 16.88        $ 16.86
6/13/2003             $ 17.06        $ 17.09
6/20/2003             $ 17.01        $ 16.82
6/27/2003             $ 16.85        $ 16.79
7/3/2003              $ 16.83        $ 17.02
7/11/2003             $ 16.78        $ 16.63
7/18/2003             $ 16.64        $ 16.30
7/25/2003             $ 16.50        $ 16.13
8/1/2003              $ 15.84        $ 15.38
8/8/2003              $ 15.91        $ 15.86
8/15/2003             $ 15.47        $ 15.45
8/22/2003             $ 15.94        $ 15.61
8/29/2003             $ 16.08        $ 15.79
9/5/2003              $ 16.33        $ 16.13
9/12/2003             $ 16.33        $ 16.32
9/19/2003             $ 16.60        $ 16.36
9/26/2003             $ 16.68        $ 16.29
10/3/2003             $ 16.68        $ 16.35
10/10/2003            $ 16.65        $ 16.18
10/17/2003            $ 16.77        $ 16.27
10/24/2003            $ 16.84        $ 16.35
10/31/2003            $ 16.86        $ 16.58
11/7/2003             $ 16.83        $ 16.64
11/14/2003            $ 17.06        $ 16.65
11/21/2003            $ 17.11        $ 16.62
11/28/2003            $ 17.08        $ 16.88
12/5/2003             $ 17.40        $ 16.99
12/12/2003            $ 17.31        $ 16.86
12/19/2003            $ 17.48        $ 17.29
12/26/2003            $ 17.19        $ 17.22
1/2/2004              $ 17.24        $ 17.17
1/9/2004              $ 17.71        $ 17.63
1/16/2004             $ 17.64        $ 17.55
1/23/2004             $ 17.68        $ 17.74
1/30/2004             $ 17.44        $ 16.88
2/6/2004              $ 17.32        $ 17.44
2/13/2004             $ 17.32        $ 17.23
2/20/2004             $ 17.27        $ 16.57
2/27/2004             $ 17.26        $ 16.80
3/5/2004              $ 17.43        $ 17.03
3/12/2004             $ 17.29        $ 16.99
3/19/2004             $ 17.23        $ 17.00
3/26/2004             $ 17.19        $ 17.02
4/2/2004              $ 17.11        $ 16.85
4/8/2004              $ 17.17        $ 16.70
4/16/2004             $ 16.87        $ 15.61
4/23/2004             $ 16.85        $ 15.85
4/30/2004             $ 16.70        $ 15.87
5/7/2004              $ 16.30        $ 15.29
5/14/2004             $ 15.92        $ 15.07
5/21/2004             $ 16.05        $ 15.33
5/28/2004             $ 16.20        $ 15.89
6/4/2004              $ 16.14        $ 15.96
6/10/2004             $ 16.06        $ 15.59
6/18/2004             $ 16.15        $ 15.49
6/25/2004             $ 16.19        $ 16.05
7/2/2004              $ 16.33        $ 16.40
7/9/2004              $ 16.41        $ 16.48
7/16/2004             $ 16.51        $ 16.50
7/23/2004             $ 16.45        $ 16.50
7/30/2004             $ 16.44        $ 16.57
8/6/2004              $ 16.63        $ 16.84
8/13/2004             $ 16.55        $ 16.96
8/20/2004             $ 16.64        $ 16.85
8/27/2004             $ 16.74        $ 16.96
9/3/2004              $ 16.77        $ 17.12
9/10/2004             $ 16.80        $ 17.17
9/17/2004             $ 16.93        $ 17.18
9/24/2004             $ 16.98        $ 17.30
10/1/2004             $ 16.92        $ 17.23
10/8/2004             $ 17.09        $ 17.56
10/15/2004            $ 17.03        $ 17.55
10/22/2004            $ 17.12        $ 17.34
10/29/2004            $ 17.26        $ 17.36
11/5/2004             $ 17.23        $ 17.29
11/12/2004            $ 17.08        $ 17.03
11/19/2004            $ 17.14        $ 17.08
11/26/2004            $ 17.14        $ 17.24
11/30/2004            $ 17.05        $ 17.01

NET ASSET VALUE/MARKET PRICE:

Market Price                        $  17.01
--------------------------------------------
Net Asset Value                     $  17.05
--------------------------------------------
Discount to Net Asset Value             0.23%
--------------------------------------------
Market Price Yield(3)                   9.70%
--------------------------------------------

[CHART]

                   MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

Aaa      1.9%
Aa       0.7%
A        9.3%
Baa     30.1%
Ba      32.1%
B       14.6%
Caa      6.0%
Ca       1.4%
NR       3.9%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at November 30, 2004.

PIMCO CORPORATE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS
November 30, 2004

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 79.5%

AIRLINES - 4.4%
             Continental Airlines, Inc., pass thru certificates,
$     4,339    6.70%, 6/15/21, Ser. 01-1                                                Baa3/A-     $     4,191,074
      2,990    7.37%, 12/15/15, Ser. 01-1                                               Ba1/BBB           2,398,155
      2,000    7.49%, 4/2/12, Ser. 00-2                                                  Baa3/A           1,995,707
     10,034    7.71%, 10/2/22, Ser. 00-2                                                Baa3/A-           9,832,387
             Delta Air Lines, Inc., pass thru certificates,
      5,000    7.57%, 11/18/10, Ser. 00-1                                              Ba1/BBB-           4,786,555
      8,000    7.92%, 11/18/10, Ser. 00-1                                                B3/B-            5,728,992
             Northwest Airlines Corp., pass thru certificates,
      1,624    6.81%, 2/1/20, Ser. 99-1A                                               Baa3/BBB-          1,492,021
     12,500    6.84%, 4/1/11, Ser. 01-1                                                Baa3/BBB+         12,514,038
      5,551    7.58%, 3/1/19, Ser. 99-2A                                                Baa2/A-           5,696,466
      2,552    7.67%, 1/2/15, Ser. 91-1                                                  Ba2/B            2,124,754
             United Air Lines, Inc., pass thru certificates,
     15,411    7.19%, 4/1/11, Ser. 00-2                                                  NR/NR           13,374,609
      9,997    7.73%, 7/1/10, Ser. 00-1                                                  NR/NR            8,465,100
                                                                                                    ---------------
                                                                                                         72,599,858
                                                                                                    ===============
AUTOMOTIVE - 1.5%
      4,000  Auburn Hills Trust, 12.375%, 5/1/20                                        A3/BBB            6,136,548
      6,000  Ford Motor Co., 9.98%, 2/15/47                                            Baa1/BBB-          7,398,702
     10,000  General Motors Corp., 9.40%, 7/15/21                                      Baa2/BBB-         11,052,570
                                                                                                    ---------------
                                                                                                         24,587,820
                                                                                                    ===============
BANKING - 1.8%
             HSBC Capital Funding L.P.,
      1,000    4.61%, 6/27/13, VRN (a)                                                   A1/A-              960,093
      2,000    10.18%, 6/30/30, VRN                                                      A1/A-            3,066,482
        625  NCNB, 9.375%, 9/15/09                                                       Aa3/A              761,015
      9,706  Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C                           Ba2/CCC-           9,851,590
      3,500  Royal Bank of Canada, 2.71%, 2/8/05, (b)                                   Aa3/A+            3,514,290
      2,000  Royal Bank of Scotland Group, Inc., 7.65%, 9/30/31, VRN                     A1/A             2,410,006
      8,000  Sumitomo Mitsui Banking, 8.15%, 8/1/08                                     A2/NR             8,634,408
                                                                                                    ---------------
                                                                                                         29,197,884
                                                                                                    ===============
CHEMICALS - 0.6%
      8,445  Equistar Chemical L.P., 10.125%, 9/1/08                                    B2/B+             9,732,862
                                                                                                    ---------------
COMPUTER SERVICES - 0.5%
             Electronic Data Systems Corp.,
      4,000    6.50%, 8/1/13, Ser. B                                                   Ba1/BBB-           4,057,132
      3,500    7.125%, 10/15/09                                                        Ba1/BBB-           3,766,364
                                                                                                    ---------------
                                                                                                          7,823,496
                                                                                                    ===============
DIVERSIFIED MANUFACTURING - 3.4%
      5,000  Hutchison Whampoa Int'l Ltd., 7.45%, 11/24/33 (a)
             Tyco International Group SA,                                                A3/A-            5,315,085
EURO 15,000    5.50%, 11/19/08                                                         Baa3/BBB          21,580,453
$    26,785    6.375%-7.00%, 10/15/11-6/15/28                                          Baa3/BBB          29,679,275
                                                                                                    ---------------
                                                                                                         56,574,813
                                                                                                    ===============
DRUGS & MEDICAL PRODUCTS - 0.5%
      7,500  Wyeth, 5.50%, 2/1/14                                                       Baa1/A            7,650,075
                                                                                                    ---------------

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
$     1,000  Arrow Electronics Inc., 6.875%, 6/1/18                                    Baa3/BBB-    $     1,053,142
                                                                                                    ---------------
ENERGY - 1.4%
      7,000  Noram Energy Resources Corp., 6.50%, 2/1/08                                Ba1/BBB           7,510,468
      2,697  Salton Sea Funding, Inc., 8.30%, 5/30/11, Ser. E                           Ba1/BB+           2,996,527
     12,000  Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A                 Ba1/BBB-          13,240,752
                                                                                                    ---------------
                                                                                                         23,747,747
                                                                                                    ===============
FINANCIAL SERVICES - 0.3%
      2,000  Goldman Sachs Group Inc., 2.43%, 1/24/05, (b)                              Aa3/A+            2,005,340
      2,500  Morgan Stanley, 2.56%, 1/18/05, (a) (b)                                    Aa3/A+            2,500,030
                                                                                                    ---------------
                                                                                                          4,505,370
                                                                                                    ===============
FINANCING - 6.8%
      5,000  AES Red Oak LLC., 9.20%, 11/30/29, Ser. B                                   B2/B+            5,775,000
      1,000  Beaver Valley Funding Corp., 8.625%, 6/1/07                               Baa3/BB+           1,066,747
      2,500  Canadian Oil Sands Trust, 4.80%, 8/10/09 (a)                              Baa2/BBB+          2,512,645
      8,362  Cedar Brakes II LLC., 9.875%, 9/1/13                                      Caa1/CCC+         10,096,994
     22,240  Ford Motor Credit Co., 7.75%-8.875%, 1/19/10-6/1/10                        A3/BBB-          23,909,533
      9,200  Fuji JGB Investment LLC., 9.87%, 6/30/08, VRN                              Baa1/BB          10,849,744
             General Electric Capital Corp.,
      1,100    8.50%, 7/24/08                                                           Aaa/AAA           1,266,176
      4,990    9.83%, 12/15/08 (f)                                                       NR/NR            6,076,698
             General Motors Acceptance Corp.,
     10,500    2.97%-3.19%, 1/18/05-2/18/05 (b)                                        Baa1/BBB-         10,438,526
     15,000    7.75%-8.875%, 1/19/10-11/1/31                                           Baa1/BBB-         16,082,825
     12,455  Heller Financial Inc., 6.375%, 3/15/06                                     Aaa/AAA          12,941,281
      2,110  IBJ Preferred Capital Co., LLC, 8.79%, 6/30/08, VRN (a)                    Baa1/BB           2,421,225
      7,500  Pemex Project Funding Master Trust, 8.625%, 2/1/22                        Baa1/BBB-          8,568,750
                                                                                                    ---------------
                                                                                                        112,006,144
                                                                                                    ===============
FOOD SERVICES - 0.7%
      7,500  Delhaize America Inc., 7.375%-8.125%, 4/15/06-4/15/11                      Ba1/BB+           8,412,815
      1,500  Heinz (H.J.) Co., 6.19%, 12/1/05, VRN (a) (c)                               A3/NR            1,542,741
        755  Tricon Global Restaurants, Inc., 8.50%, 4/15/06                           Baa3/BBB-            806,408
                                                                                                    ---------------
                                                                                                         10,761,964
                                                                                                    ===============
HEALTHCARE & HOSPITALS - 2.5%
      9,310  Columbia HCA Healthcare Corp., 8.85%-9.00%, 1/1/07-12/15/14                Ba2/BB+          10,155,991
     19,000  HEALTHSOUTH Corp., 7.625%, 6/1/12                                           NR/NR           18,786,250
     13,000  Tenet Healthcare Corp., 6.375%-7.375%, 12/1/11-2/1/13                       B3/B-           12,265,000
                                                                                                    ---------------
                                                                                                         41,207,241
                                                                                                    ===============
HOTELS & GAMING - 3.9%
      1,000  Caesars Entertainment, Inc., 8.875%, 9/15/08                               Ba2/BB-           1,136,250
      7,730  Harrah's Operating Co., Inc., 5.50%-8.00%, 7/1/10-2/1/11                  Baa3/BBB-          8,440,135
      8,000  Hilton Hotels Corp., 7.625%, 12/1/12                                      Baa3/BBB-          9,281,328
     11,900  ITT Corp., 7.375%-7.75%, 11/15/15-11/15/25                                 Ba1/BB+          13,161,063
      1,200  Mandalay Resort Group, 9.375%, 2/15/10                                     Ba3/BB-           1,395,000
      2,500  MGM Mirage, Inc., 8.50%, 9/10/10                                           Ba1/BB+           2,853,125
             Park Place Entertainment,
        900    8.50%, 11/15/06                                                          Ba1/BB+             978,750
      4,875    9.375%, 2/15/07                                                          Ba2/BB-           5,374,688
     12,250  Starwood Hotels & Resorts, 7.875%, 5/1/12                                  Ba1/BB+          14,087,500
      6,689  Times Square Hotels Trust, 8.53%, 8/1/26 (a) (c) (f)                      Baa3/BB+           7,959,673
                                                                                                    ---------------
                                                                                                         64,667,512
                                                                                                    ===============

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.1%
$     1,000  Prudential Financial Inc., 4.10%, 11/15/06                                  A3/A-      $     1,010,751
                                                                                                    ---------------
MISCELLANEOUS - 1.7%
     26,100  Morgan Stanley TRACERS, 5.89%, 3/1/07 (a) (c) (d)                           A3/NR           27,122,467
                                                                                                    ---------------
MULTI-MEDIA - 9.5%
     35,250  AOL Time Warner Inc., 6.875%-8.375%, 8/15/07-7/15/33                      Baa1/BBB+         42,187,949
     11,000  AT&T Broadband Corp., 8.375%, 3/15/13                                      Baa3/BBB         13,348,104
      7,500  Comcast Cable Communications, 6.75%, 1/30/11                               Baa3/BBB          8,329,350
      5,025  Cox Communications Inc., 7.75%, 8/15/06                                    Baa3/BBB          5,356,846
             CSC Holdings Inc.,
     30,690    7.25%-7.875%, 7/15/08-7/15/18                                             B1/BB-          32,644,525
      4,500    8.125%, 8/5/09, Ser. B                                                    B1/BB-           4,916,250
     16,050  News America Holdings, Inc., 7.43%, 10/1/26                               Baa3/BBB-         18,273,246
     15,000  Rogers Cable Inc., 8.75%, 5/1/32                                           Ba3/BB+          16,950,000
     13,000  Shaw Communications Inc., 7.20%-8.25%, 4/11/10-12/15/11                    Ba2/BB+          14,666,250
                                                                                                    ---------------
                                                                                                        156,672,520
                                                                                                    ===============
OIL & GAS - 8.0%
      5,000  Centerpoint Energy Resources Corp., 7.875%, 4/1/13, Ser. B                 Ba1/BBB           5,886,045
     28,200  Coastal Corp., 7.42%-7.625%, 9/1/08-2/15/37                               Caa1/CCC+         25,102,000
             Columbia Energy Group,
      1,043    7.32%, 11/28/10, Ser. E                                                  Baa2/BBB          1,078,392
      3,800    7.42%, 11/28/15, Ser. F                                                  Baa2/BBB          4,010,558
      1,500  Dynegy Holdings, Inc., 7.67%, 11/8/16, Ser. B                               Caa2/B           1,455,000
     12,000  Gaz Capital, 8.625%, 4/28/34                                               Ba2/BB-          13,560,000
      1,800  Gazprom, 9.625%, 3/1/13 (b) (c)                                             NR/BB-           2,085,750
      3,932  Occidental Petroleum Corp., 7.65%, 2/15/06                                Baa1/BBB+          4,134,695
      3,664  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/09 (c)                      Baa1/A-           3,598,326
     23,000  Reliant Energy Corp., 7.75%, 2/15/11                                       Ba1/BBB          26,600,305
     10,000  Southern Natural Gas Co., 8.875%, 3/15/10                                   B1/B-           11,325,000
     10,000  Williams Cos., Inc., 7.375%, 11/15/06 (a)                                  Ba1/BBB-         10,687,500
     17,400  Williams Gas Pipelines, Inc., 7.875%, 9/1/21                                B1/B+           19,749,000
      2,500  XTO Energy Inc., 6.25%, 4/15/13                                           Baa3/BBB-          2,714,020
                                                                                                    ---------------
                                                                                                        131,986,591
                                                                                                    ===============
PAPER/PAPER PRODUCTS - 3.1%
     33,500  Abitibi-Consolidated, Inc., 7.50%-8.50%, 4/1/28-8/1/29                      Ba3/BB          30,615,000
             Georgia-Pacific Corp.,
      7,000    7.50%-7.75%, 5/15/06-11/15/29                                            Ba3/BB+           7,627,500
      9,750    8.875%, 2/1/10                                                           Ba2/BB+          11,431,875
      2,000  Smurfit Capital Funding plc, 7.50%, 11/20/25                                B1/BB-           2,000,000
                                                                                                    ---------------
                                                                                                         51,674,375
                                                                                                    ===============
RETAIL - 0.9%
     13,000  JC Penny Co., Inc., 8.125%, 4/1/27                                         Ba2/BB+          14,202,500
                                                                                                    ---------------
TELECOMMUNICATIONS - 16.1%
     35,000  AT&T Corp., 9.75% 11/15/31                                                 Ba1/BB+          40,731,250
      1,283  Calpoint Receivables Structured Trust, 7.44%, 12/10/06 (a)                 Caa2/NR           1,296,059
      6,000  Cincinnati Bell Inc., 6.33%, 12/30/05 (b)                                   Ba2/NR           6,045,000
     18,248  MCI Inc., 5.91%-6.69%, 5/1/07-5/1/09                                        NR/NR           18,462,350
     20,000  Nextel Communications Inc., 5.25%-7.375%, 1/15/10-8/1/15                    Ba3/BB          21,575,000
     21,650  Panamsat Corp., 6.875%, 1/15/28                                             B1/BB+          19,376,750
     23,670  Qwest Capital Funding, Inc., 7.00%-7.90%, 8/3/09-8/15/10                    Caa2/B          23,293,425
      6,150  Qwest Corp., 9.125%, 3/15/12 (a)                                            Ba3/B-           7,026,375

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$     7,950  Quest Service Corp., 13.50%, 12/15/07 (a)                                   Caa1/B     $     9,102,750
     12,340  Rogers Cantel, Inc., 9.75%, 6/1/16                                          Ba3/BB          14,592,050
      1,000  Rogers Wireless, Inc., 7.625%, 12/15/11 (a) (f)                             Ba3/BB             868,631
        250  SBC Communications Inc., 4.125%, 9/15/09                                     A2/A              248,038
     65,850  Sprint Capital Corp., (FON Group) 6.90%-9.25% 1/30/11-3/15/32             Baa3/BBB-         77,634,318
      3,000  U.S. West Communication, Inc., 7.25%, 9/15/25                              Ba3/BB-           2,805,000
     19,000  Verizon Global Funding Corp., 6.875%-7.25%, 12/1/10-6/15/12                 A2/A+           21,684,236
                                                                                                    ---------------
                                                                                                        264,741,232
                                                                                                    ===============
TRANSPORTATION - 0.0%
        250  CSX Corp., 9.00%, 8/15/06                                                  Baa2/BBB            271,999
                                                                                                    ---------------
UTILITIES - 11.7%
      2,000  CMS Energy Corp., 8.90%, 7/15/08                                            B3/B+            2,225,000
     13,042  East Coast Power LLC, 6.74%-7.07%, 3/31/08-3/31/12, Ser. B                Baa3/BBB-         13,790,341
      4,900  Homer City Funding LLC., 8.147%, 10/1/19                                    Ba2/BB           5,475,750
      2,950  Indianapolis Power & Light Co., 7.375%, 8/1/07                            Baa2/BBB-          3,153,804
     28,960  Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11                 Ba1/BB-          32,690,000
             Midwest Generation LLC., pass thru certificates,
     28,380    8.30%, 7/12/09, Ser. A                                                     B1/B           30,863,250
     13,070    8.56%, 1/2/16, Ser. B                                                      B1/B           14,703,750
      5,000    8.75%, 5/1/34 (b)                                                         B1/B-            5,693,750
      1,000  Ohio Edison Co., 5.647%, 6/15/09 (a) (c)                                   Baa2/BB+          1,030,903
      7,750  PPL Capital Fund Trust I, 7.29%, 5/18/06                                   Ba1/BB+           8,115,971
     44,500  PSE&G Energy Holdings LLC, 8.50%-10.00%, 10/1/09-6/15/11                   Ba3/BB-          51,603,750
      1,100  Public Services Electric & Gas Co., 4.00%, 11/1/08                          A3/A-            1,096,934
     10,986  South Point Energy Center LLC, 8.40% 5/30/12 (a)                             B2/B            9,543,821
     10,500  Western Energy Inc., 7.875%, 5/1/07                                        Ba1/BBB-         11,504,829
                                                                                                    ---------------
                                                                                                        191,491,853
                                                                                                    ===============
WASTE DISPOSAL - 0.0%
        500  Allied Waste North America, 7.625%, 1/1/06, Ser. B                          B2/BB-             516,250
                                                                                                    ---------------
Total Corporate Bonds & Notes (cost-$1,174,727,248)                                                   1,305,806,466
                                                                                                    ===============

SOVEREIGN DEBT OBLIGATIONS - 5.4%

BRAZIL - 1.9%
             Federal Republic of Brazil,
      6,618    3.125%, 4/15/05, (b)                                                      B1/BB-           6,219,791
     24,041    8.00%-11.50%, 3/12/08-4/15/14                                             B1/BB-          25,709,061
                                                                                                    ---------------
                                                                                                         31,928,852
                                                                                                    ===============
MEXICO - 1.2%
     15,000  United Mexican States, 6.375%-11.375%, 1/14/11-9/24/22                    Baa2/BBB-         18,930,000
                                                                                                    ---------------
PANAMA - 0.9%
     12,000  Republic of Panama, 9.375%-10.75%, 7/23/12-5/15/20                          Ba1/BB          14,340,000
                                                                                                    ---------------
PERU - 0.9%
     13,000  Republic of Peru, 9.125%, 2/21/12                                           Ba3/BB          14,696,500
                                                                                                    ---------------
RUSSIA - 0.4%
      6,294  Russian Federation, 5.00%, 3/1/30, Ser. REGS                               Baa3/BB+          6,279,832
                                                                                                    ---------------
UKRAINE - 0.1%
      1,467  Republic of Ukraine, 7.65%-11.00%, 3/15/07-6/11/13                          B1/B+            1,509,704
                                                                                                    ---------------
Total Sovereign Debt Obligations (cost-$76,148,245)                                                      87,684,888
                                                                                                    ===============

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
SENIOR LOANS (e) - 2.1%

FINANCE - 0.2%
$     2,925  Nextel Finance Co., 4.19%, 12/15/10, Term B                                            $     2,932,075
                                                                                                    ---------------
MULTI-MEDIA - 0.6%
      9,975  Charter Communications Holdings, LLC, 5.29%-5.38%, 4/26/11, Term B                           9,963,419
                                                                                                    ---------------
UTILITIES - 1.3%
      1,429  AES Corp., 4.25%-4.42% 4/30/08, Term B                                                       1,455,654
     19,493  Reliant Resources Inc., 5.88%-6.07%, 3/15/07                                                19,911,264
                                                                                                    ---------------
                                                                                                         21,366,918
                                                                                                    ---------------
Total Senior Loans (cost-$32,474,145)                                                                    34,262,412
                                                                                                    ===============

MORTGAGE-BACKED SECURITIES - 1.3%

      7,942  GSMPS Mortgage Loan Trust, 7.50%, 12/21/26 (a)                                               8,371,353
      2,129  PPM America High Yield CBO Ltd., 2.07%, 6/1/11 (a) (f)                                       1,687,588
      6,694  Small Business Administration, 5.24%, 8/1/23                                                 6,857,487
             Small Business Administration, Certificate of Participation,
      2,390    6.03%, 2/1/12                                                                              2,490,367
      1,570    6.44%, 6/1/21, Ser. 20-f                                                                   1,692,430
                                                                                                    ---------------
Total Mortgage-Backed Securities (cost-$21,251,419)                                                      21,099,225
                                                                                                    ===============

ASSET-BACKED SECURITIES - 0.9%

      5,800  Greenpoint Manufactured Housing LLC, 8.30%, 10/15/26                        Ca/NR            4,993,655
      3,910  GSAMP Trust, 2.43%, 12/25/04, (b)                                          Aaa/AAA           3,920,247
      5,000  Long Beach Mortgage Loan Trust,
               3.83%, 12/25/04, Ser 2001-4, (b)                                          A2/NR            4,919,833
      1,177  Morgan Stanley ABS Capital 2.34%, 1/25/34                                   NR/AAA           1,177,442
             Nextcard Credit Card Trust
        252    2.64%, 4/16/07 (a) (f)                                                     B3/B-             248,825
        296    2.90%, 12/15/06 (a)                                                        B3/B-             297,216
                                                                                                    ---------------
Total Asset-Backed Securities (cost-$15,590,387)                                                         15,557,218
                                                                                                    ===============

U.S. TREASURY NOTES (g) - 0.1%

      1,300  3.875%, 5/15/09 (cost-$1,294,048)                                          Aaa/AAA           1,314,219
                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 11.1%

CORPORATE NOTES - 9.5%
AUTOMOTIVE - 0.9%
      8,000  DaimlerChrysler Holdings Co., 2.75%, 12/29/04, (b)                          A3/BBB           8,039,392
      6,000  Lear Corp., 7.96%, 5/15/05, Ser. B                                        Baa3/BBB-          6,127,290
                                                                                                    ---------------
                                                                                                         14,166,682
                                                                                                    ===============
COMPUTER SERVICES - 0.3%
      5,000  Electronic Data Systems Corp., 7.125%, 5/15/05 (a)                         Ba1/BBB-          5,093,790
                                                                                                    ---------------
FINANCING - 3.4%
      2,500  CIT Group, Inc. 2.56% 1/31/05, (b)                                           A2/A            2,506,473
             Ford Motor Credit Co.,
     14,000    2.425%-2.51%, 12/30/04-1/18/05, (b)                                      A3/BBB-          14,002,506

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
FINANCING (CONTINUED)
$    10,000    7.60%, 8/1/05 (a)                                                        A3/BBB-     $    10,271,120
     18,800  General Motors Acceptance Corp., 3.33%, 10/20/05 (a)                      Baa1/BBB-         18,878,471
      5,800  General Motors Acceptance Corp., 7.50%-8.75%, 7/15/05                     Baa1/BBB-          5,970,302
      1,000  Household Finance Corp., 8.00%, 5/9/05                                       A1/A            1,023,297
      2,758  Morgan Stanley, 3.75%, 12/29/04 (b)                                         Aa3/A+           2,773,547
                                                                                                    ---------------
                                                                                                         55,425,716
                                                                                                    ===============
FOOD & BEVERAGE - 0.3%
      5,000  Nabisco Inc., 6.85%, 6/15/05                                                A3/A-            5,102,270
                                                                                                    ---------------
HEALTHCARE & HOSPITALS - 0.3%
      5,000  HCA Inc., 6.91%, 6/15/05                                                   Ba2/BB+           5,091,270
                                                                                                    ---------------
HOTELS & GAMING - 0.1%
      1,000  La Quinta Corp., 7.40%, 9/15/05                                            Ba3/BB-           1,027,500
                                                                                                    ---------------
METALS & MINING - 0.2%
      1,650  Alcan Inc., 2.10%, 12/8/04 (a)                                              NR/A-            1,649,909
      1,000  Rio Algom Ltd., 7.05%, 11/1/05                                              NR/NR            1,029,697
                                                                                                    ---------------
                                                                                                          2,679,606
                                                                                                    ===============
MULTI-MEDIA - 1.2%
        121  CBS Corp., 7.15%, 5/20/05                                                   A3/A-              123,344
      5,000  Continental Cablevision, 8.875%, 9/15/05                                   Baa3/BBB          5,221,510
      7,100  Lenfest Communications Inc., 8.375%, 11/1/05                               Baa3/BBB          7,430,825
      5,551  TCI Communications Inc., 7.25%-8.00%, 8/1/05                               Baa3/BBB          5,696,780
      1,000  Viacom, Inc., 7.75%, 6/1/05                                                 A3/A-            1,026,006
                                                                                                    ---------------
                                                                                                         19,498,465
                                                                                                    ===============
OIL & GAS - 1.4%
      1,399  Duke Capital LLC, 6.25%, 7/15/05, Ser. A                                  Baa3/BBB-          1,426,432
      7,500  Enterprise Products Operating LP, 8.25%, 3/15/05                           Baa3/BB+          7,600,005
      3,000  Parker & Parsley Petroleum Co., 8.875%, 4/15/05                           Baa3/BBB-          3,062,775
     11,500  Reliant Energy Corp., 8.125%, 7/15/05, Ser. B                              Ba1/BBB          11,858,558
                                                                                                    ---------------
                                                                                                         23,947,770
                                                                                                    ===============
PAPER/PAPER PRODUCTS - 0.1%
      1,210  Champion International Paper Co., 7.10%, 9/1/05                            Baa2/BBB          1,242,121
                                                                                                    ---------------
RETAIL - 0.3%
      5,000  Safeway Inc., 2.50%, 11/1/05                                               Baa2/BBB          4,970,620
                                                                                                    ---------------
TELECOMMUNICATIONS - 0.0%
        600  U.S. West Communications, Inc., 6.625%, 9/15/05                            Ba3/BB-             615,000
                                                                                                    ---------------
TOBACCO - 0.1%
      2,000  Altria Group Inc., 7.00%, 7/15/05                                          Baa2/BBB          2,041,020
                                                                                                    ---------------
TRANSPORTATION - 0.0%
        400  Union Pacific Corp., 7.60%, 5/1/05                                         Baa2/BBB            407,748
                                                                                                    ---------------
UTILITIES - 0.9%
      4,735  AES Corp., 10.00%, 7/15/05                                                  Ba3/BB           4,758,814
      6,400  Appalachian Power Co., 4.80%, 6/15/05, Ser. E                              Baa2/BBB          6,468,179
      2,961  Niagara Mohawk Power Corp., 6.625%, 7/1/05                                  A3/A+            3,027,534
      1,000  Public Services Electric & Gas Co., 9.125%, 7/1/05, Ser. BB                 A3/A-            1,034,981
                                                                                                    ---------------
                                                                                                         15,289,508
                                                                                                    ===============
Total Corporate Notes (cost-$156,298,336)                                                               156,599,086
                                                                                                    ===============

  PRINCIPAL
     AMOUNT                                                                        CREDIT RATING*
      (000)                                                                         (MOODY'S/S&P)             VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.5%
$     7,500  Fannie Mae, 1.99%-2.22%, 1/26/05-2/23/05 (cost-$7,468,279)                 Aaa/AAA     $     7,467,844
                                                                                                    ---------------

U.S. TREASURY BILLS (g) - 0.3%
      5,610  1.55%-1.73%, 12/16/04 (cost-$5,606,198)                                    AAA/Aaa           5,606,198
                                                                                                    ---------------

REPURCHASE AGREEMENTS - 0.8%
      8,000  Agreement with CS First Boston Corp.,
             dated 11/30/04, 1.90%, due 12/1/04,
             proceeds $8,000,422: collateralized by
             U.S. Treasury Inflationary Notes, 1.875%, 7/15/13,
             valued at $8,216,425 including accrued interest                                              8,000,000
      5,159  Agreement with State Street Bank & Trust Co.,
             dated 11/30/04, 1.65%, due 12/1/04,
             proceeds $5,159,236: collateralized by
             Freddie Mac, 2.875%, 9/15/05,
             valued at $5,262,959 including accrued interest                                              5,159,000
                                                                                                    ---------------
Total Repurchase Agreements (cost-$13,159,000)                                                           13,159,000
                                                                                                    ===============

Total Short-Term Investments (cost-$182,531,813)                                                        182,832,128
                                                                                                    ===============

OPTIONS PURCHASED (h) - 0.1%

  CONTRACTS
      (000)
-----------
    250,000  Hvol Credit Default, 1.325% strike price, expires 6/20/05                                      437,995
    625,000  Hvol Credit Default 1.50% strike price, expires 6/20/05                                        645,049
                                                                                                    ---------------
Total Options Purchased (cost-$3,312,500)                                                                 1,083,044
                                                                                                    ===============

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$1,507,329,805) - 100.5%                              1,649,639,600
                                                                                                    ===============

OPTIONS WRITTEN (h) - (0.5)%

   (875,000) Hvol Credit Default, 1.15% strike price, expires 6/20/05                                    (6,341,446)
    (16,050) News America Holdings, strike price $100, expires 10/1/06 (f)                               (1,494,143)
                                                                                                    ---------------
Total Options Written (premiums received-$3,312,500)                                                     (7,835,589)
                                                                                                    ===============

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$1,504,017,305) - 100.0%                            $ 1,641,804,011
                                                                                                    ===============

NOTES TO SCHEDULE OF INVESTMENTS:
*    Unaudited
(a) 144A Security -- Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(b) Floating Rate Security -- Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2004.
(c)  Illiquid security.
(d)  Credit-linked trust certificate.
(e) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.
(f)  Fair-valued security.
(g)  All or partial amount segregated as initial margin on futures contracts.
(h)  Non-income producing security.

GLOSSARY:
EURO - Eurodollar
NR - Not Rated
TRACERS - Traded Custody Receipts
VRN - Variable Rate Note. Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2004

ASSETS:
Investments, at value (cost-$1,507,329,805)                                          $ 1,649,639,600
-----------------------------------------------------------------------------------  ---------------
Cash (including foreign currency of $1,096,859 with a cost of $1,004,841)                  1,438,248
-----------------------------------------------------------------------------------  ---------------
Interest receivable                                                                       28,393,559
-----------------------------------------------------------------------------------  ---------------
Receivable for investment sold                                                               469,307
-----------------------------------------------------------------------------------  ---------------
Premium for swaps purchased                                                                  345,800
-----------------------------------------------------------------------------------  ---------------
Receivable for variation margin on futures contracts                                         166,250
-----------------------------------------------------------------------------------  ---------------
Unrealized appreciation on swaps                                                              55,533
-----------------------------------------------------------------------------------  ---------------
Prepaid expenses                                                                              35,214
-----------------------------------------------------------------------------------  ---------------
  Total Assets                                                                         1,680,543,511
===================================================================================  ===============

LIABILITIES:
Dividends payable to common and preferred shareholders                                     8,944,679
-----------------------------------------------------------------------------------  ---------------
Call options written, at value (premium received $3,312,500)                               7,835,589
-----------------------------------------------------------------------------------  ---------------
Payable for investments purchased                                                          1,542,741
-----------------------------------------------------------------------------------  ---------------
Unrealized depreciation on swaps                                                           1,712,830
-----------------------------------------------------------------------------------  ---------------
Unrealized depreciation on forward foreign currency contracts                              1,153,621
-----------------------------------------------------------------------------------  ---------------
Investment management fee payable                                                            818,896
-----------------------------------------------------------------------------------  ---------------
Premium for swaps sold                                                                        69,114
-----------------------------------------------------------------------------------  ---------------
Accrued expenses                                                                             247,118
-----------------------------------------------------------------------------------  ---------------
  Total Liabilities                                                                       22,324,588
-----------------------------------------------------------------------------------  ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE
 PER SHARE APPLICABLE TO AN AGGREGATE OF 22,600 SHARES ISSUED AND OUTSTANDING)           565,000,000
-----------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                         $ 1,093,218,923
===================================================================================  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 64,122,189 shares issued and
  outstanding)                                                                       $           641
-----------------------------------------------------------------------------------  ---------------
 Paid-in-capital in excess of par                                                        912,387,529
-----------------------------------------------------------------------------------  ---------------
Undistributed net investment income                                                        1,366,298
-----------------------------------------------------------------------------------  ---------------
Accumulated net realized gain                                                             46,794,998
-----------------------------------------------------------------------------------  ---------------
Net unrealized appreciation of investments, futures contracts, options written,
 swaps and foreign currency transactions                                                 132,669,457
-----------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                         $ 1,093,218,923
-----------------------------------------------------------------------------------  ---------------
NET ASSET VALUE PER COMMON SHARE                                                     $         17.05
===================================================================================  ===============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF OPERATIONS
Year ended November 30, 2004

INTEREST INCOME:
Interest                                                               $   123,463,563
---------------------------------------------------------------------  ---------------

EXPENSES:
Investment management fees                                                   9,863,712
---------------------------------------------------------------------  ---------------
Auction agent fees and commissions                                           1,443,470
---------------------------------------------------------------------  ---------------
Custodian and accounting agent fees                                            361,084
---------------------------------------------------------------------  ---------------
Reports to shareholders                                                        188,148
---------------------------------------------------------------------  ---------------
Audit and tax services                                                          96,743
---------------------------------------------------------------------  ---------------
New York Stock Exchange listing fees                                            67,639
---------------------------------------------------------------------  ---------------
Trustees' fees and expenses                                                     63,316
---------------------------------------------------------------------  ---------------
Legal fees                                                                      53,234
---------------------------------------------------------------------  ---------------
Transfer agent fees                                                             33,822
---------------------------------------------------------------------  ---------------
Insurance expense                                                               30,110
---------------------------------------------------------------------  ---------------
Investor relations                                                              15,594
---------------------------------------------------------------------  ---------------
Miscellaneous                                                                   16,965
---------------------------------------------------------------------  ---------------
  Total expenses                                                            12,233,837
---------------------------------------------------------------------  ---------------
  Less: custody credits earned on cash balances                                (10,279)
---------------------------------------------------------------------  ---------------
  Net expenses                                                              12,223,558
---------------------------------------------------------------------  ---------------

NET INVESTMENT INCOME                                                      111,240,005
=====================================================================  ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------------------
  Investments                                                               52,383,439
---------------------------------------------------------------------  ---------------
  Futures contracts                                                             87,000
---------------------------------------------------------------------  ---------------
  Options written                                                             (437,000)
---------------------------------------------------------------------  ---------------
  Swaps                                                                     (5,855,072)
---------------------------------------------------------------------  ---------------
  Foreign currency transactions                                                977,682
---------------------------------------------------------------------  ---------------
Net change in unrealized appreciation/(depreciation) of:
---------------------------------------------------------------------
  Investments                                                              (19,619,415)
---------------------------------------------------------------------  ---------------
  Futures contacts                                                          (2,078,750)
---------------------------------------------------------------------  ---------------
  Options written                                                           (3,523,736)
---------------------------------------------------------------------  ---------------
  Swaps                                                                       (298,543)
---------------------------------------------------------------------  ---------------
  Foreign curency transactions                                               1,055,213
---------------------------------------------------------------------  ---------------
Net realized and unrealized gain on investments, futures contracts,
 options written, swaps and foreign currency transactions                   22,690,818
---------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS            133,930,823
=====================================================================  ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                    (8,246,983)
=====================================================================  ===============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                  $   125,683,840
=====================================================================  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
                                 APPLICABLE TO COMMON SHAREHOLDERS

                                                                                                      FOR THE PERIOD
                                                                                                    DECEMBER 27, 2002*
                                                                                  YEAR ENDED             THROUGH
                                                                               NOVEMBER 30, 2004     NOVEMBER 30, 2003
                                                                              -------------------   ------------------
INVESTMENT OPERATIONS:
Net investment income                                                         $      111,240,005    $      103,443,018
----------------------------------------------------------------------------  ------------------    ------------------
Net realized gain on investments, futures contracts, options
 written, swaps and foreign currency transactions                                     47,156,049            14,768,810
----------------------------------------------------------------------------  ------------------    ------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
 transactions                                                                        (24,465,231)          157,134,688
----------------------------------------------------------------------------  ------------------    ------------------
Net increase in net assets resulting from investment operations                      133,930,823           275,346,516
----------------------------------------------------------------------------  ------------------    ------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                              (8,246,983)           (5,272,280)
----------------------------------------------------------------------------  ------------------    ------------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                125,683,840           270,074,236
----------------------------------------------------------------------------  ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                               (110,462,266)          (87,470,321)
----------------------------------------------------------------------------  ------------------    ------------------
Net realized gains                                                                   (17,015,966)                   --
----------------------------------------------------------------------------  ------------------    ------------------
Total dividends and distributions to common shareholders                            (127,478,232)          (87,470,321)
----------------------------------------------------------------------------  ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                    --           905,769,750
----------------------------------------------------------------------------  ------------------    ------------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                             --            (5,650,000)
----------------------------------------------------------------------------  ------------------    ------------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                             --            (2,096,436)
----------------------------------------------------------------------------  ------------------    ------------------
Reinvestment of dividends and distributions                                            6,585,600             7,700,483
----------------------------------------------------------------------------  ------------------    ------------------
Net increase in capital share transactions                                             6,585,600           905,723,797
----------------------------------------------------------------------------  ------------------    ------------------
Total increase in net assets applicable to common shareholders                         4,791,208         1,088,327,712
============================================================================  ==================    ==================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                1,088,427,715               100,003
----------------------------------------------------------------------------  ------------------    ------------------
End of period (including undistributed net investment income of
 $1,366,298 and $8,157,119, respectively                                      $    1,093,218,923    $    1,088,427,715
============================================================================  ==================    ==================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                        --            63,230,000
----------------------------------------------------------------------------  ------------------    ------------------
Issued in reinvestment of dividends and distributions                                    391,980               493,228
----------------------------------------------------------------------------  ------------------    ------------------
Net Increase                                                                             391,980            63,723,228
============================================================================  ==================    ==================

*  Commencement of operations

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS
November 30, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Opportunity Fund (the "Fund"), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P. AGI is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to maximize total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair valued pursuant in good faith under procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Senior Loans, for which a secondary market does not exist, are valued at fair value by Pacific Investment Management Company LLC (the "Sub-Adviser"), pursuant to procedures approved by the Board of Trustees. Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. For the year ended November 30, 2004, the permanent differences are primarily attributable to foreign currency transactions and accounting for swap payments. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(g) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) SENIOR LOANS
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions (the "Lender"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) REPURCHASE AGREEMENTS
The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager, and not the Fund pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through December 31, 2007, and at the maximum annual rate of 0.55% of average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding thereafter while the Agreement remains in effect, provided that the fee will be reduced to 0.325% during the first five years of operations and 0.45% thereafter while the Agreement remains in effect. The Investment Manager informed the Fund that it paid the Sub-Adviser $6,411,413 in connection with its sub-advisory services for the year ended November 30, 2004.

3. INVESTMENTS IN SECURITIES
For the year ended November 30, 2004, purchases and sales of investments, other than short-term securities, were $1,022,788,333 and $1,168,699,853, respectively.

(a) Futures contracts outstanding at November 30, 2004:

                                        NOTIONAL
                                         AMOUNT        EXPIRATION    UNREALIZED
TYPE                                      (000)           DATE      DEPRECIATION
--------------------------------------------------------------------------------
Long: Financial Future Euro-90 day      $ 4,750         6/13/05     $  2,398,750
                                                                    ------------

(b) Transactions in options written for the year ended November 30, 2004:

                                                       CONTRACTS
                                                         (000)       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding, November 30, 2003                  16,050    $         --
Options written                                      1,879,000       6,360,500
Options terminated in closing transactions            (500,000)     (2,145,000)
Options expired                                       (504,000)       (903,000)
                                                     ---------    ------------
Options outstanding, November 30, 2004                 891,050    $  3,312,500
                                                     ---------    ------------

(c) Credit default swap contracts outstanding at November 30, 2004:

                         NOTIONAL
SWAP                      AMOUNT                            FIXED
COUNTERPARTY/           PAYABLE ON                         PAYMENTS         UNREALIZED
REFERENCED DEBT          DEFAULT                        RECEIVED (PAID)    APPRECIATION
OBLIGATION                (000)      TERMINATION DATE       BY FUND       (DEPRECIATION)
----------------------------------------------------------------------------------------
Bear Stearns
 Russian Federation
 5.00%, 3/31/30          $  3,000        3/17/2005           1.00%         $     8,670

Credit Suisse
 Dow Jones CDX
 .NA.IG.HVol.3             45,000        3/20/2015          (0.70)%           (389,461)

Credit Suisse
 Echostar DBS Corp.
  5.75%, 10/1/08            5,000       12/20/2004           1.40%              17,246

Goldman Sachs
 Amerada Hess
  7.375%, 10/1/09           5,000       12/20/2004           0.65%               8,313

Goldman Sachs
 Russian Federation
  5.00%, 3/31/30            2,000         3/6/2005           1.06%               6,783

Lehman Brothers
 Electronic Data
  Systems Corp.
  6.00%, 8/1/13             3,000       12/20/2004           1.90%              14,521

Morgan Stanley
 Dow Jones CDX
  .NA.IG.HVol.3            25,000        3/20/2010          (1.05)%           (159,571)

Wachovia
 Dow Jones CDX
  .NA.IG.HVol.3            32,000        3/20/2010          (1.05)%           (204,249)
                                                                           -----------
                                                                           $  (697,748)
                                                                           -----------

(d) Interest rate swap contracts outstanding at November 30, 2004:

                                                             RATE TYPE
                    NOTIONAL                   -------------------------------------
SWAP                 AMOUNT     TERMINATION    PAYMENTS MADE       PAYMENTS RECEIVED        UNREALIZED
COUNTERPARTY          (000)         DATE          BY FUND               BY FUND            DEPRECIATION
-------------------------------------------------------------------------------------------------------
Lehman Brothers     $ 16,050      10/1/2006        7.43%        3 month LIBOR Plus 1.15%    $ 959,549
                                                                                            ---------

LIBOR - London Interbank Offered Rate

The Fund received $7,723,000 par value in U.S. Treasury Bills as collateral for swap contracts written.

(e) Forward foreign currency contracts outstanding at November 30, 2004:

                                       U.S.$ VALUE        U.S.$ VALUE        UNREALIZED
SOLD:                               ORIGINATION DATE   NOVEMBER 30, 2004    DEPRECIATION
----------------------------------------------------------------------------------------
EURO 16,404,000 settling 12/9/04      $ 20,648,781         $ 21,802,402     $ 1,153,621
                                                                            -----------

4. INCOME TAX INFORMATION
The tax character of dividends and distributions paid was:

                                                                         FOR THE PERIOD
                                                                        DECEMBER 27, 2002
                                                    YEAR ENDED               THROUGH
                                                 NOVEMBER 30, 2004      NOVEMBER 30, 2003
------------------------------------------------------------------------------------------
Ordinary Income                                    $ 135,725,215          $ 92,742,601

At November 30, 2004, the tax character of distributable earnings of $44,517,360 was comprised entirely of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,507,450,918. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $149,779,738, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $7,591,056, unrealized appreciation for federal income tax purposes is $142,188,682.

5. AUCTION PREFERRED SHARES
The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the year ended November 30, 2004, the annualized dividend rate ranged from:

                                          HIGH             LOW    AT NOVEMBER 30, 2004
--------------------------------------------------------------------------------------
Series M                                  2.11%           1.06%          2.11%
Series T                                  2.07%           1.10%          2.05%
Series W                                  2.07%           1.08%          2.07%
Series TH                                 2.07%           1.10%          2.07%
Series F                                  2.07%           1.05%          2.07%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND AND DISTRIBUTION DECLARATIONS
On December 1, 2004, a dividend of $0.1375 per share was declared to common shareholders payable December 31, 2004 to shareholders of record on December 17, 2004.

On December 20, 2004, a long-term capital gain distribution of $0.64293 per share was declared to common shareholders payable January 14, 2005 to shareholders of record on December 30, 2004.

On January 3, 2005, a dividend of $0.1375 per share was declared to common shareholders payable February 1, 2005 to shareholders of record on January 14, 2005.

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end" funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, AGI, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. CORPORATE CHANGES
On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman. On September 14, 2004, David C. Flattum was appointed to the Board of Trustees and Youse Guia was named as the Fund's Chief Compliance Officer. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas
J. Fuccillo was appointed as the Fund's Secretary.

PIMCO CORPORATE OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                                                                              DECEMBER 27, 2002*
                                                                             YEAR ENDED            THROUGH
                                                                          NOVEMBER 30, 2004   NOVEMBER 30, 2003
                                                                          -----------------   ------------------
Net asset value, beginning of period                                       $          17.08    $        14.33**
------------------------------------------------------------------------   ----------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                                                  1.74              1.62
------------------------------------------------------------------------   ----------------    --------------
Net realized and unrealized gain on investments, futures contracts,
options written, swaps and foreign currency transactions                               0.36              2.71
------------------------------------------------------------------------   ----------------    --------------
Total from investment operations                                                       2.10              4.33
------------------------------------------------------------------------   ----------------    --------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                              (0.13)            (0.08)
------------------------------------------------------------------------   ----------------    --------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                  1.97              4.25
------------------------------------------------------------------------   ----------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                 (1.73)            (1.38)
------------------------------------------------------------------------   ----------------    --------------
Net realized gains                                                                    (0.27)                -
------------------------------------------------------------------------   ----------------    --------------
Total dividends and distributions to common shareholders                              (2.00)            (1.38)
------------------------------------------------------------------------   ----------------    --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par                   -             (0.02)
------------------------------------------------------------------------   ----------------    --------------
Preferred shares offering costs/underwriting discount charged to paid-in
capital in excess of par                                                                  -             (0.10)
------------------------------------------------------------------------   ----------------    --------------
   Total capital share transactions                                                       -             (0.12)
------------------------------------------------------------------------   ----------------    --------------
Net asset value, end of period                                             $          17.05    $        17.08
------------------------------------------------------------------------   ----------------    --------------
Market price, end of period                                                $          17.01    $        16.88
------------------------------------------------------------------------   ----------------    --------------
TOTAL INVESTMENT RETURN (1)                                                           13.29%            22.50%
------------------------------------------------------------------------   ----------------    --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)          $      1,093,219    $    1,088,428
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (2)(3)                                         1.13%             1.07%(4)
------------------------------------------------------------------------   ----------------    --------------
Ratio of net investment income to average net assets (2)                              10.31%            11.13%(4)
------------------------------------------------------------------------   ----------------    --------------
Preferred shares asset coverage per share                                  $         73,362    $       73,145
------------------------------------------------------------------------   ----------------    --------------
Portfolio turnover                                                                       64%               26%
------------------------------------------------------------------------   ----------------    --------------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(l) in Notes to Financial Statements).
(4)  Annualized.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF PIMCO CORPORATE OPPORTUNITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Corporate Opportunity Fund (the "Fund") at November 30, 2004, the results of its operations for the year then ended and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period December 27, 2002 (commencement of operations) through November 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
January 20, 2005

PIMCO CORPORATE OPPORTUNITY FUND DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elect not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

PIMCO CORPORATE OPPORTUNITY FUND TAX INFORMATION, OTHER INFORMATION, ANNUAL
                                 SHAREHOLDER MEETING RESULTS (unaudited)

TAX INFORMATION:

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year-end (November 30, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended November 30, 2004 were as follows:

    Dividends to common shareholders from ordinary income     $    1.997
    Dividends to preferred shareholders from ordinary income  $  364.911

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2004. The amount that will be reported, will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended November 30, 2004. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

OTHER INFORMATION:

Since November 30, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

ANNUAL SHAREHOLDERS MEETING RESULTS:

The Fund held its annual meeting of shareholders on September 14, 2004. Common/Preferred shareholders voted to re-elect Hans W. Kertess as a Class I Trustee to serve until 2007 and R. Peter Sullivan III as a Class II Trustee to serve until 2005. Preferred shareholders voted to re-elect Robert E. Connor as a Class I Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                        WITHHOLD
                                                     AFFIRMATIVE       AUTHORITY
--------------------------------------------------------------------------------
Election of Robert E. Connor                              11,884              23

Election of Hans W. Kertess                           51,346,205         519,461

Election of R. Peter Sullivan III                     51,347,188         518,478

Paul Belica, John J. Dalessandro II* and David C. Flattum, continue to serve as Trustees of the Fund.

----------
* Preferred Shares Trustee

PIMCO CORPORATE OPPORTUNITY FUND BOARD OF TRUSTEES (unaudited)

                                                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
----------------------------------------------------------------------------------------------------------------------------------
ROBERT E. CONNOR                                          Corporate Affairs Consultant; Formerly, Senior Vice President,
1345 Avenue of the Americas                               Corporate Office, Smith Barney Inc.
New York, NY 10105
Age: 69
CHAIRMAN OF THE BOARD OF TRUSTEES SINCE: 2004
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2007 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 21 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

PAUL BELICA                                               Director, Student Loan Finance Corp., Education Loans, Inc., Goal
1345 Avenue of the Americas                               Funding I, Goal Funding II, Inc. Surety Loan Funding, Inc.; Formerly
New York, NY 10105                                        senior executive and member of the Board of Smith Barney, Harris
Age: 83                                                   Upham & Co. and CEO of five State of New York Agencies Inc.
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2006 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 21 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II                                    Formerly, President and Director, J.J. Dalessandro II Ltd,
1345 Avenue of the Americas                               registered broker-dealer and member of the New York Stock Exchange; L.P.
New York, NY 10105
Age: 67
TRUSTEE SINCE: 2002
TRUSTEE OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 16 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

DAVID C. FLATTUM                                          Managing Director, Chief Operating Officer, General Counsel and
888 San Clemente Drive, Suite 100                         member of Management Board, Allianz Global Investors of America, L.P.;
Newport Beach, CA 92660                                   Formerly, Partner, Latham & Watkins LLP (1998-2001).
Age: 40
TRUSTEE SINCE: 2004
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 52 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                           President, H Kertess & Co.; L.P. Formerly, Managing Director, Royal
1345 Avenue of the Americas                               Bank of Canada Capital Markets.
New York, NY 10105
Age: 65
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2007 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 16 FUNDS IN FUND COMPLEX;
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

R. PETER SULLIVAN III                                     Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
1345 Avenue of the Americas                               Wagner Stott Mercator LLC), specialist firm on the New York Stock
New York, NY 10105                                        Exchange.
Age: 63
TRUSTEE SINCE: 2004
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

PIMCO CORPORATE OPPORTUNITY FUND PRIVACY POLICY, PROXY VOTING POLICIES &
                                 PROCEDURES (unaudited)

PRIVACY POLICY:

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PROXY VOTING POLICIES & PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge, upon request, by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor
   Chairman of the Board of Trustees
Paul Belica
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President
David C. Hinman
   Vice President
Mark R. Kiesel
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
   Secretary
Youse Guia
   Chief Compliance Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds files its complete schedule of portfolio holdings with the Securities and Exchange commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459,
(202) 942-8090.

On October 21, 2004, the Fund submitted a CEO annual cetification to the New York Stock Exchange ("NYSE") on which the Fund's principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.pimcoadvisors.com or by calling the Fund's transfer agent at 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling the Fund's transfer agent at 1-800-331-1710.

    (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

    (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $68,250 in 2003 and $75,000 in 2004.

    b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $14,000 in 2003 and $26,275 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

    c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $8,800 in 2003 and $9,900 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

    d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

    e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

       PIMCO Corporate Opportunity Fund (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

       a review of the nature of the professional services expected to provided,

       the fees to be charged in connection with the services expected to be provided,

       a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

       Annual Fund financial statement audits
       Seed audits (related to new product filings, as required)
       SEC and regulatory filings and consents
       Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

       Accounting consultations
       Fund merger support services
       Agreed upon procedure reports (inclusive of quarterly review of Basic
         Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
       Other attestation reports
       Comfort letters
       Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

       Tax compliance services related to the filing or amendment of the following:
        Federal, state and local income tax compliance; and, sales and use tax compliance
       Timely RIC qualification reviews
       Tax distribution analysis and planning
       Tax authority examination services
       Tax appeals support services
       Accounting methods studies
       Fund merger support service
       Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

       Bookkeeping or other services related to the accounting records or financial statements of the Funds
       Financial information systems design and implementation
       Appraisal or valuation services, fairness opinions, or
         contribution-in-kind reports
       Actuarial services
       Internal audit outsourcing services
       Management functions or human resources
       Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
       Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

            (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and
               (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

            (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

            (3) Such services are promptly brought to the attention of the
               Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

               e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

               f) Not applicable

               g) Non-audit fees. The aggregate non-audit fees billed by the
            Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2003 Reporting Period was $3,446,983 and the 2004 Reporting Period was $2,424,702.

                h) Auditor Independence. The Registrant's Audit Oversight
            Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John
J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

                                                       Total Number
                                                    Of Shares Purchased        Maximum Number of
                 Total Number       Average         As Part Of Publicly      Shares That May Yet Be
                  Of Shares        Price Paid       Announced Plans Or       Purchased Under The Plans
Period            Purchased        Per Share             Programs                  Or Programs
December 2003        N/A              N/A                    N/A                         N/A
January 2004         N/A              N/A                    N/A                         N/A
February 2004        N/A              N/A                    N/A                         N/A
March 2004           N/A              N/A                    N/A                         N/A
April 2004           N/A            17.23                 65,870                         N/A
May 2004             N/A              N/A                    N/A                         N/A
June 2004            N/A              N/A                    N/A                         N/A
July 2004            N/A            16.23                 66,144                         N/A
August 2004          N/A            16.44                 70,394                         N/A
September 2004       N/A            16.84                 63,782                         N/A
October 2004         N/A            16.92                 63,607                         N/A
November 2004        N/A            17.20                 62,183                         N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d) Exhibit 99.CODE ETH - Code of Ethics

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CORPORATE OPPORTUNITY FUND

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 29, 2005
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 29, 2005
--------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 29, 2005
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 29, 2005
---------------------